VELA Small Cap Fund
Schedule of Investments
December 31, 2024 (Unaudited)
Common Stocks — 96.73% Shares Fair Value
Communications — 2.84%
Criteo S.A. - ADR
(a)(b)
80,712 $ 3,192,967
Consumer Discretionary — 10.94%
Atlanta Braves Holdings, Inc., Class
C
(a)
73,095 2,796,615
Garret Motion, Inc.
(a)
95,476 862,148
Graham Holdings Co., Class B 4,953 4,318,620
Movado Group, Inc.
(b)
98,114 1,930,883
Valvoline, Inc.
(a)(b)
66,827 2,417,801
12,326,067
Consumer Staples — 13.68%
Casey's General Stores, Inc.
(b)
3,700 1,466,051
Coca-Cola Consolidated, Inc. 2,908 3,664,051
Mama's Creations, Inc.
(a)
391,025 3,112,559
Ollie's Bargain Outlet Holdings, Inc.
(a)(b)
12,994 1,425,832
Performance Food Group Co.
(a)(b)
41,020 3,468,241
Seaboard Corp. 935 2,271,732
15,408,466
Energy — 9.70%
Antero Resources Corp.
(a)(b)
70,664 2,476,773
Civitas Resources, Inc. 59,721 2,739,402
Range Resources Corp.
(b)
98,394 3,540,216
Tidewater, Inc.
(a)
39,666 2,170,127
10,926,518
Financials — 14.05%
1st Source Corp.
(b)
36,903 2,154,397
Ambac Financial Group, Inc.
(a)
60,368 763,655
Assured Guaranty Ltd.
(b)
33,145 2,983,381
Axis Capital Holdings Ltd.
(b)
41,706 3,695,986
BOK Financial Corp.
(b)
20,850 2,219,482
Cullen/Frost Bankers, Inc.
(b)
13,926 1,869,566
Federal Agricultural Mortgage Corp.,
Class C
(b)
6,923 1,363,485
Houlihan Lokey, Inc. 4,487 779,213
15,829,165
Health Care — 8.07%
Biohaven Ltd.
(a)(b)
11,455 427,844
Bruker Corp. 19,433 1,139,162
Denali Therapeutics, Inc.
(a)(b)
9,357 190,696
Encompass Health Corp.
(b)
27,488 2,538,517
Halozyme Therapeutics, Inc.
(a)
7,435 355,467
Indivior PLC
(a)(b)
98,253 1,221,285
Maravai LifeSciences Holdings, Inc.
(a)(b)
142,086 774,369
Rocket Pharmaceuticals, Inc.
(a)(b)
29,631 372,462
Roivant Sciences Ltd.
(a)
35,139 415,694

VELA Small Cap Fund
Schedule of Investments (continued)
December 31, 2024 (Unaudited)
Common Stocks — 96.73% - continued Shares Fair Value
Health Care — 8.07% - continued
SI-BONE, Inc.
(a)
117,584 $ 1,648,528
9,084,024
Industrials — 25.29%
Applied Industrial Technologies, Inc.
(b)
15,119 3,620,547
BWX Technologies, Inc.
(b)
15,900 1,771,101
Cactus, Inc., Class A 13,977 815,698
Copa Holdings, S.A., Class A 19,417 1,706,366
Core & Main, Inc., Class A
(a)(b)
16,500 840,015
Greenbrier Companies, Inc. (The)
(b)
43,912 2,678,193
Hub Group, Inc., Class A
(b)
112,633 5,018,927
Janus International Group, Inc.
(a)
151,638 1,114,539
Kirby Corp.
(a)(b)
52,618 5,566,984
Lincoln Electric Holdings, Inc.
(b)
8,136 1,525,256
Sun Country Airlines Holdings, Inc.
(a)
98,906 1,442,049
Tetra Tech, Inc. 59,994 2,390,161
28,489,836
Materials — 6.75%
Alamos Gold, Inc., Class A 123,396 2,275,422
Ashland, Inc. 22,157 1,583,339
Foraco International SA
(a)
663,994 1,113,053
Major Drilling Group International,
Inc.
(a)
251,362 1,435,415
Worthington Industries, Inc. 29,934 1,200,653
7,607,882
Technology — 5.41%
JFrog Ltd.
(a)(b)
78,392 2,305,509
Onto Innovation, Inc.
(a)
4,457 742,848
SEMrush Holdings, Inc.
(a)
70,045 832,135
Wix.com Ltd.
(a)(b)
10,333 2,216,945
6,097,437
TOTAL  COMMON STOCKS
  (Cost $87,721,534) 108,962,362
Money Market Funds — 4.20% Shares Fair Value
Federated Hermes Treasury Obligations Fund, Institutional Shares,
4.34%
(c)
4,732,158 4,732,158
TOTAL MONEY MARKET FUNDS
    (Cost $4,732,158) 4,732,158
Total Investments — 100.93%
    (Cost $92,453,692) 113,694,520
Liabilities in Excess of Other Assets  —  (0.93)% (1,044,097)
Net Assets — 100.00% $ 112,650,423
(a) Non-income producing security.

VELA Small Cap Fund
Schedule of Investments (continued)
December 31, 2024 (Unaudited)
(b) Securities, or a portion thereof, have been pledged as collateral on written option contracts. The total collateral pledged is $27,815,699.
(c) Rate disclosed is the seven day effective yield as of December 31, 2024.
ADR - American Depositary Receipt.

VELA Small Cap Fund
Schedule of Open Written Option Contracts
December 31, 2024 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
Written Call Options (0.86)%
1st Source Corp. (173) $ (1,009,974) $ 70.00
February
2025 $ (7,612)
Antero Resources Corp. (212) (743,060) 35.00
February
2025 (50,562)
Antero Resources Corp. (141) (494,205) 40.00
February
2025 (10,223)
Antero Resources Corp. (141) (494,205) 45.00 May 2025 (12,479)
Applied Industrial Technologies,
Inc. (25) (598,675) 260.00
February
2025 (9,000)
Assured Guaranty Ltd. (116) (1,044,116) 95.00 April 2025 (39,730)
Assured Guaranty Ltd. (50) (450,050) 105.00 April 2025 (4,000)
Axis Capital Holdings Ltd. (202) (1,790,124) 85.00 March 2025 (133,320)
Biohaven Ltd. (86) (307,708) 60.00 April 2025 (17,630)
BOK Financial Corp. (18) (191,610) 125.00 March 2025 (1,530)
BOK Financial Corp. (85) (904,825) 125.00 June 2025 (22,100)
BWX Technologies, Inc. (75) (835,425) 130.00 May 2025 (27,000)
Casey's General Stores, Inc. (35) (1,386,805) 400.00
February
2025 (43,925)
Core & Main, Inc., Class A (95) (483,645) 55.00 March 2025 (30,638)
Core & Main, Inc., Class A (65) (330,915) 57.50 March 2025 (8,125)
Criteo S.A. (121) (478,676) 55.00 April 2025 (10,890)
Cullen/Frost Bankers, Inc. (35) (469,875) 125.00 January 2025 (35,175)
Cullen/Frost Bankers, Inc. (60) (805,500) 155.00 April 2025 (15,300)
Denali Therapeutics, Inc. (84) (171,192) 30.00 March 2025 (9,450)
Encompass Health Corp. (170) (1,569,950) 100.00 April 2025 (44,200)
Federal Agricultural Mortgage
Corp., Class C (27) (531,765) 230.00 May 2025 (9,450)
Greenbrier Companies, Inc. (The) (183) (1,116,117) 65.00 March 2025 (64,964)
Greenbrier Companies, Inc. (The) (66) (402,534) 75.00 March 2025 (5,115)
Hub Group, Inc., Class A (107) (476,792) 55.00 January 2025 (107)
Indivior PLC (246) (305,778) 15.00 May 2025 (25,830)
JFrog Ltd. (196) (576,436) 37.50 June 2025 (19,110)
Kirby Corp. (191) (2,020,780) 135.00 March 2025 (10,983)
Lincoln Electric Holdings, Inc. (24) (449,928) 240.00 March 2025 (3,720)
Maravai LifeSciences Holdings,
Inc. (212) (115,540) 17.50 January 2025 (212)
Movado Group, Inc. (305) (600,240) 25.00 March 2025 (10,370)
Ollie's Bargain Outlet Holdings,
Inc. (50) (548,650) 115.00 April 2025 (34,500)
Ollie's Bargain Outlet Holdings,
Inc. (37) (406,001) 120.00 April 2025 (18,870)
Performance Food Group Co. (144) (1,217,520) 90.00 March 2025 (32,040)
Performance Food Group Co. (60) (507,300) 95.00 March 2025 (6,750)
Range Resources Corp. (590) (2,122,820) 40.00 March 2025 (58,999)
Rocket Pharmaceuticals, Inc. (252) (316,764) 15.00 April 2025 (50,400)

VELA Small Cap Fund
Schedule of Open Written Option Contracts (continued)
December 31, 2024 (Unaudited)
Description (Continued)
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
Written Call Options (0.86)% (Continued)
Valvoline, Inc. (134) $ (484,812) $ 45.00 April 2025 $ (11,055)
Wix.com Ltd. (26) (557,830) 200.00 January 2025 (43,940)
Wix.com Ltd. (26) (557,830) 240.00 April 2025 (26,520)
Total Written Call Options (Premiums Received $1,025,418) $ (965,824)
Total Written Options (Premiums Received $1,025,418) $ (965,824)

VELA Large Cap Plus Fund
Schedule of Investments
December 31, 2024 (Unaudited)
Common Stocks — 94.93% Shares Fair Value
Communications — 10.32%
Alphabet, Inc., Class A
(a)
17,385 $ 3,290,980
Electronic Arts, Inc. 2,358 344,976
Meta Platforms, Inc., Class A
(a)
3,755 2,198,590
Uber Technologies, Inc.
(a)(b)
12,155 733,190
Walt Disney Co. (The) 6,366 708,854
7,276,590
Consumer Discretionary — 13.21%
Amazon.com, Inc.
(a)(b)
13,024 2,857,335
Booking Holdings, Inc.
(a)
330 1,639,579
Home Depot, Inc. (The)
(a)
3,079 1,197,700
NIKE, Inc., Class B
(a)
15,349 1,161,459
Starbucks Corp.
(a)
13,672 1,247,570
TJX Companies, Inc. (The) 10,033 1,212,087
9,315,730
Consumer Staples — 2.70%
PepsiCo, Inc. 7,915 1,203,555
Tyson Foods, Inc., Class A 12,141 697,379
1,900,934
Energy — 7.57%
Baker Hughes Co., Class A
(a)
33,717 1,383,071
Energy Transfer LP
(a)
28,307 554,534
Enterprise Products Partners LP
(a)
46,541 1,459,526
MPLX LP 25,430 1,217,080
Suncor Energy, Inc. 20,180 720,022
5,334,233
Financials — 14.16%
Arch Capital Group Ltd.
(b)
6,907 637,861
Bank of America Corp.
(a)
32,742 1,439,011
Berkshire Hathaway, Inc., Class B
(b)
4,537 2,056,531
Citigroup, Inc.
(a)
23,675 1,666,483
MetLife, Inc.
(a)
19,194 1,571,605
PayPal Holdings, Inc.
(a)(b)
13,322 1,137,033
Visa, Inc., Class A
(a)
4,651 1,469,902
9,978,426
Health Care — 14.31%
Abbott Laboratories 10,681 1,208,128
AbbVie, Inc.
(a)
6,670 1,185,259
Align Technology, Inc.
(b)
1,334 278,152
AstraZeneca PLC - ADR
(a)
14,539 952,595
Biohaven Ltd.
(a)(b)
5,589 208,749
Boston Scientific Corp.
(b)
4,416 394,437
Denali Therapeutics, Inc.
(b)
5,859 119,407
Dentsply Sirona, Inc. 32,468 616,243
Elevance Health, Inc.
(a)
2,074 765,098
Halozyme Therapeutics, Inc.
(b)
4,960 237,138

VELA Large Cap Plus Fund
Schedule of Investments (continued)
December 31, 2024 (Unaudited)
Common Stocks — 94.93% - continued Shares Fair Value
Health Care — 14.31% - continued
Johnson & Johnson 13,972 $ 2,020,631
Medtronic PLC 7,077 565,311
Roivant Sciences Ltd.
(a)(b)
32,386 383,126
Zoetis, Inc., Class A
(a)
7,069 1,151,752
10,086,026
Industrials — 12.93%
3M Co.
(a)
12,079 1,559,278
Core & Main, Inc., Class A
(b)
14,313 728,675
CSX Corp.
(a)
32,514 1,049,227
Deere & Co.
(a)
2,451 1,038,489
FedEx Corp.
(a)
4,097 1,152,609
JB Hunt Transport Services, Inc. 8,525 1,454,876
Kirby Corp.
(b)
5,945 628,981
Lincoln Electric Holdings, Inc. 5,817 1,090,513
Northrop Grumman Corp. 885 415,322
9,117,970
Materials — 0.71%
LyondellBasell Industries N.V., Class
A
(a)
6,697 497,386
Technology — 19.02%
Accenture PLC, Class A
(a)
3,737 1,314,639
Autodesk, Inc.
(a)(b)
5,270 1,557,654
EPAM Systems, Inc.
(b)
4,320 1,010,103
Infineon Technologies AG - ADR 20,965 679,895
JFrog Ltd.
(b)
10,298 302,864
Microchip Technology, Inc.
(a)
21,385 1,226,430
Microsoft Corp.
(a)
7,804 3,289,386
Salesforce.com, Inc.
(a)
4,672 1,561,990
ServiceNow, Inc.
(a)(b)
1,667 1,767,220
Workday, Inc., Class A
(a)(b)
2,712 699,777
13,409,958
TOTAL  COMMON STOCKS
  (Cost $51,269,650) 66,917,253
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
PURCHASED CALL OPTIONS — 0.26%
Humana, Inc. 27 $ 685,017 $ 280.00
March
2025 43,470
NVIDIA Corp. 200 2,685,800 160.00
March
2025 98,000
Tesla, Inc. 15 605,760 520.00 May 2025 45,375
TOTAL PURCHASED CALL OPTIONS
    (Cost 396,035) 186,845

VELA Large Cap Plus Fund
Schedule of Investments (continued)
December 31, 2024 (Unaudited)
Common Stocks — 94.93% - continued Shares Fair Value
Technology — 19.02% - continued
PURCHASED PUT OPTIONS — 1.02%
3M Co. 150 $ 1,936,350 $ 110.00
March
2025 $ 22,050
Accenture PLC, Class A 40 1,407,160 330.00
February
2025 14,600
Alphabet, Inc., Class A 120 2,271,600 145.00
March
2025 10,560
Alphabet, Inc., Class A 100 1,893,000 160.00 June 2025 43,000
Amazon.com, Inc. 200 4,387,800 160.00
February
2025 10,500
ARK Innovation ETF 230 1,305,710 53.00 June 2025 91,425
Autodesk, Inc. 42 1,241,394 240.00 April 2025 11,655
Baker Hughes Co., Class A 250 1,025,500 30.00
January
2025 500
Bank of America Corp. 275 1,208,625 32.00 June 2025 11,825
Citigroup, Inc. 180 1,267,020 52.50
March
2025 4,140
Deere & Co. 16 677,920 400.00 June 2025 25,240
Enterprise Products Partners LP 400 1,254,400 25.00 June 2025 6,800
EPAM Systems, Inc. 30 701,460 195.00
January
2025 1,425
FedEx Corp. 25 351,662 260.00 June 2025 25,062
Goldman Sachs Group, Inc. (The) 32 1,832,384 400.00
January
2025 352
Invesco QQQ 50 2,556,150 520.00
March
2025 100,425
Meta Platforms, Inc., Class A 27 1,580,877 500.00
August
2025 71,955
Microchip Technology, Inc. 40 229,400 70.00
January
2025 50,600
Microsoft Corp. 70 2,950,500 300.00 June 2025 12,915
NVIDIA Corp. 550 7,385,950 75.00
February
2025 26,125
PayPal Holdings, Inc. 30 256,050 75.00
February
2025 4,080
Salesforce.com, Inc. 50 1,671,650 260.00
February
2025 2,550
ServiceNow, Inc. 33 3,498,396 800.00 June 2025 51,150
SPDR S&P 500 ETF Trust 240 14,065,920 530.00
March
2025 84,720
Tesla, Inc. 120 4,846,080 200.00
March
2025 13,620
Uber Technologies, Inc. 78 470,496 50.00 June 2025 15,249
TOTAL PURCHASED PUT OPTIONS
    (Cost 1,104,615) 712,523

VELA Large Cap Plus Fund
Schedule of Investments (continued)
December 31, 2024 (Unaudited)
Common Stocks — 94.93% - continued Shares Fair Value
Technology — 19.02% - continued
TOTAL  OPTIONS
    (Cost 1,500,650) $ 899,368
Money Market Funds — 8.30% Shares Fair Value
Federated Hermes Treasury Obligations Fund, Institutional Shares,
4.34%
(c)
5,852,959 5,852,959
TOTAL MONEY MARKET FUNDS
    (Cost $5,852,959) 5,852,959
Total Investments — 104.51%
    (Cost $58,623,259) 73,669,580
Liabilities in Excess of Other Assets  —  (4.51)% (3,179,211)
Net Assets — 100.00% $ 70,490,369
(a) Securities, or a portion thereof, have been pledged as collateral for securities sold short or written options. The fair value of this collateral on December 31, 2024 was $40,328,894.
(b) Non-income producing security.
(c) Rate disclosed is the seven day effective yield as of December 31, 2024.
ADR - American Depositary Receipt.
ETF - Exchange Traded Funds.

VELA Large Cap Plus Fund
Schedule of Open Written Option Contracts
December 31, 2024 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
Written Call Options (1.22)%
3M Co. (100) $ (1,290,900) $ 140.00 March 2025 $ (32,250)
Accenture PLC, Class A (34) (2,392,172) 430.00 June 2025 (12,920)
Alphabet, Inc., Class A (122) (2,309,460) 240.00 June 2025 (39,650)
Autodesk, Inc. (42) (1,241,394) 360.00 June 2025 (29,190)
Baker Hughes Co., Class A (253) (1,037,806) 42.00 June 2025 (75,900)
Bank of America Corp. (272) (1,195,440) 47.00 June 2025 (50,320)
Biohaven Ltd. (45) (168,075) 60.00 April 2025 (9,225)
Booking Holdings, Inc. (2) (993,684) 5,550.00 April 2025 (19,430)
Citigroup, Inc. (214) (1,506,346) 85.00 June 2025 (20,865)
Core & Main, Inc., Class A (115) (585,465) 55.00 March 2025 (37,088)
Deere & Co. (16) (677,920) 470.00 June 2025 (22,000)
Enterprise Products Partners LP (324) (1,016,064) 30.00 June 2025 (68,526)
FedEx Corp. (33) (928,389) 320.00 June 2025 (27,473)
Meta Platforms, Inc., Class A (25) (1,463,775) 830.00 August 2025 (31,563)
Microsoft Corp. (70) (2,950,500) 510.00 June 2025 (30,975)
NIKE, Inc., Class B (120) (908,040) 95.00 June 2025 (13,920)
PayPal Holdings, Inc. (94) (802,290) 95.00 June 2025 (52,170)
Salesforce.com, Inc. (14) (936,124) 310.00 June 2025 (67,410)
Salesforce.com, Inc. (15) (1,002,990) 420.00 June 2025 (12,000)
ServiceNow, Inc. (9) (954,108) 1,000.00 June 2025 (127,800)
Starbucks Corp. (96) (876,000) 110.00 June 2025 (18,432)
Suncor Energy, Inc. (161) (1,231,006) 40.00 May 2025 (14,249)
Uber Technologies, Inc. (78) (470,496) 75.00 June 2025 (20,397)
Workday, Inc., Class A (22) (567,666) 330.00 June 2025 (13,310)
Total Written Call Options (Premiums Received $862,877) $ (847,063)
Total Written Options (Premiums Received $862,877) $ (847,063)

VELA Large Cap Plus Fund
Schedule of Securities Sold Short
December 31, 2024 (Unaudited)
Common Stocks - Short - (4.04%) Shares Fair Value
Communications - (0.26%)
Roblox Corp., Class A
(a)
(3,194) $ (184,805)
Consumer Discretionary - (0.91%)
CarMax, Inc.
(a)
(1,828) (149,457)
Floor & Decor Holdings, Inc., Class A
(a)
(1,059) (105,582)
InterContinental Hotels Group PLC - ADR (2,263) (282,694)
Wingstop, Inc. (357) (101,459)
(639,192)
Financials - (0.67%)
Coinbase Global, Inc., Class A
(a)
(338) (83,925)
Franklin Resources, Inc. (5,343) (108,409)
Morgan Stanley (2,244) (282,117)
(474,451)
Industrials - (0.86%)
GFL Environmental, Inc. (4,743) (211,253)
Old Dominion Freight Line, Inc. (1,093) (192,805)
Rockwell Automation, Inc. (703) (200,911)
(604,969)
Materials - (0.28%)
Trex Co., Inc.
(a)
(2,868) (197,978)
Technology - (1.06%)
International Business Machines Corp. (793) (174,325)
Logitech International S.A. (1,678) (138,183)
Palantir Technologies, Inc., Class A
(a)
(2,954) (223,411)
Veeva Systems, Inc., Class A
(a)
(996) (209,410)
(745,329)
TOTAL COMMON STOCKS - SHORT
(Proceeds Received $2,582,048) (2,846,724)
TOTAL SECURITIES SOLD SHORT - (4.04%)
(Proceeds Received $2,582,048) $ (2,846,724)
(a) Non-income producing security.
ADR - American Depositary Receipt.

VELA International Fund
Schedule of Investments
December 31, 2024 (Unaudited)
Common Stocks — 91.11% Shares Fair Value
Australia — 3.01%
Consumer Discretionary — 1.47%
Bapcor, Ltd. 248,000 $ 724,374
Health Care — 1.54%
Ansell Ltd. 36,200 756,314
Total Australia 1,480,688
Austria — 3.25%
Communications — 1.93%
Telekom Austria AG 116,400 953,933
Materials — 1.32%
Wienerberger AG 23,400 648,580
Total Austria 1,602,513
Belgium — 2.02%
Financials — 2.02%
KBC Group NV 12,900 996,094
Total Belgium 996,094
Brazil — 0.94%
Consumer Staples — 0.94%
Ambev SA 245,000 465,075
Total Brazil 465,075
Canada — 12.90%
Consumer Staples — 1.96%
Empire Co., Ltd., Class A 31,700 967,742
Energy — 3.73%
Parkland Corp. 38,500 870,588
Suncor Energy, Inc. 27,000 963,360
1,833,948
Industrials — 0.86%
Finning International, Inc. 15,900 421,253
Materials — 6.35%
Alamos Gold, Inc., Class A 71,000 1,309,241
Major Drilling Group International,
Inc.
(a)
119,000 679,555
OceanaGold Corp. 410,000 1,135,015
3,123,811
Total Canada 6,346,754

VELA International Fund
Schedule of Investments (continued)
December 31, 2024 (Unaudited)
Common Stocks — 91.11% - continued Shares Fair Value
Denmark — 1.69%
Industrials — 1.69%
FLSmidth & Co. A/S 16,800 $ 832,849
Total Denmark 832,849
France — 9.10%
Communications — 2.90%
Criteo S.A. - ADR
(a)
36,100 1,428,116
Consumer Discretionary — 1.68%
Cia Generale de Establissements
Michelin SCA 25,100 826,005
Energy — 2.26%
TotalEnergies SE 20,000 1,114,402
Industrials — 1.16%
Rexel SA 22,400 570,571
Materials — 1.10%
Foraco International SA
(a)
324,500 543,959
Total France 4,483,053
Germany — 8.23%
Consumer Discretionary — 1.16%
Fielmann AG 13,300 570,121
Consumer Staples — 0.94%
Henkel AG & Co. KGaA 5,300 465,177
Industrials — 2.05%
Duerr AG 45,600 1,011,724
Materials — 1.61%
Fuchs Petrolub SE 24,100 792,495
Technology — 2.47%
Infineon Technologies AG 37,200 1,214,387
Total Germany 4,053,904
Hong Kong — 7.84%
Consumer Staples — 3.03%
WH Group Ltd.
(b)
1,940,000 1,495,032
Industrials — 2.41%
Johnson Electric Holdings Ltd. 851,440 1,186,606
Technology — 2.40%
VTech Holdings Ltd. 174,200 1,181,166
Total Hong Kong 3,862,804

VELA International Fund
Schedule of Investments (continued)
December 31, 2024 (Unaudited)
Common Stocks — 91.11% - continued Shares Fair Value
Indonesia — 2.36%
Materials — 2.36%
United Tractors Tbk PT 700,000 $ 1,163,586
Total Indonesia 1,163,586
Japan — 8.11%
Consumer Discretionary — 3.31%
Honda Motor Co. Ltd. 73,500 699,753
KeePer Technical Laboratory Co, Ltd.
(a)
31,000 929,080
1,628,833
Industrials — 0.64%
OSG Corp. 26,900 315,915
Materials — 1.85%
Toray Industries, Inc. 144,000 911,752
Technology — 2.31%
Nintendo Co. Ltd. 19,500 1,135,671
Total Japan 3,992,171
Luxembourg — 2.23%
Consumer Staples — 2.23%
B&M European Value Retail SA 240,000 1,100,456
Total Luxembourg 1,100,456
Mexico — 3.26%
Consumer Staples — 3.26%
BBB Foods Inc.
(a)
15,000 424,200
Gruma SAB de CV, Class B 12,000 187,256
Kimberly-Clark de Mexico SAB de CV 705,000 992,738
1,604,194
Total Mexico 1,604,194
Netherlands — 3.18%
Communications — 0.84%
Koninklijke KPN NV 113,400 413,545
Financials — 1.71%
ING Groep NV 53,900 844,778
Health Care — 0.63%
Argenx SE
(a)
500 308,885
Total Netherlands 1,567,208
Panama — 1.48%
Industrials — 1.48%
Copa Holdings, S.A., Class A 8,300 729,404
Total Panama 729,404

VELA International Fund
Schedule of Investments (continued)
December 31, 2024 (Unaudited)
Common Stocks — 91.11% - continued Shares Fair Value
Slovenia — 1.49%
Health Care — 1.49%
Krka d.d. Novo Mesto 5,100 $ 734,930
Total Slovenia 734,930
Sweden — 4.30%
Financials — 2.47%
Svenska Handelsbanken AB, Class A 118,000 1,218,346
Industrials — 1.83%
Loomis AB 29,600 898,978
Total Sweden 2,117,324
Switzerland — 5.69%
Consumer Discretionary — 3.36%
Cie Financiere Richemont SA 4,200 635,464
Swatch Group AG (The) 5,600 1,018,040
1,653,504
Health Care — 2.33%
Roche Holding AG 4,100 1,146,590
Total Switzerland 2,800,094
United Kingdom — 10.03%
Communications — 2.80%
Informa PLC 31,600 315,184
WPP PLC 103,400 1,065,892
1,381,076
Consumer Discretionary — 1.40%
Associated British Foods PLC 27,000 688,766
Consumer Staples — 1.57%
Nomad Foods Ltd. 46,000 771,881
Health Care — 2.01%
Indivior PLC
(a)
77,200 988,922
Technology — 2.25%
Serco Group PLC 587,000 1,106,304
Total United Kingdom 4,936,949
TOTAL  COMMON STOCKS
  (Cost $39,532,085) 44,870,050

VELA International Fund
Schedule of Investments (continued)
December 31, 2024 (Unaudited)
Money Market Funds - 8.38% Shares Fair Value
Federated Hermes Treasury Obligations Fund, Institutional Shares,
4.34%
(c)
4,128,547 $ 4,128,547
TOTAL MONEY MARKET FUNDS
    (Cost $4,128,547) 4,128,547
Total Investments — 99.49%
    (Cost $43,660,632) $ 48,998,597
Other Assets in Excess of Liabilities  —  0.51% 253,173
Net Assets — 100.00% $ 49,251,770
(a) Non-income producing security.
(b) Security was purchased in a transaction exempt from registration in compliance with Rule 144a of the
Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $1,495,032 as of December 31, 2024, representing 3.04% of net assets.
(c) Rate disclosed is the seven day effective yield as of December 31, 2024.
ADR - American Depositary Receipt.

VELA Income Opportunities Fund
Schedule of Investments
December 31, 2024 (Unaudited)

Common Stocks — 50.84% Shares Fair Value
Communications — 2.22%
Alphabet, Inc., Class A
(a)
1,798 $ 340,362
Comcast Corp., Class A
(a)
9,755 366,105
706,467
Consumer Discretionary — 6.38%
Genuine Parts Co.
(a)
3,698 431,778
Movado Group, Inc. 11,548 227,265
Starbucks Corp.
(a)
5,877 536,276
Vail Resorts, Inc.
(a)
1,902 356,530
Wendy's Co. (The), Class A
(a)
29,115 474,575
2,026,424
Consumer Staples — 8.65%
Flowers Foods, Inc.
(a)
33,106 683,970
Kraft Heinz Co. (The) 15,329 470,754
Mondelez International, Inc., Class A
(a)
5,107 305,041
PepsiCo, Inc.
(a)
3,118 474,123
Sysco Corp. 10,664 815,369
2,749,257
Energy — 6.66%
Baker Hughes Co., Class A
(a)
14,481 594,010
Civitas Resources, Inc. 12,781 586,264
MPLX LP 6,846 327,650
Suncor Energy, Inc.
(a)
17,023 607,381
2,115,305
Financials — 6.38%
Arch Capital Group Ltd. 3,243 299,491
Axis Capital Holdings Ltd. 3,921 347,479
Citigroup, Inc.
(a)
2,415 169,992
Cullen/Frost Bankers, Inc.
(a)
2,514 337,504
Federal Agricultural Mortgage Corp.,
Class C
(a)
1,571 309,409
JPMorgan Chase & Co.
(a)
1,525 365,558
Trustmark Corp.
(a)
5,576 197,223
2,026,656
Health Care — 7.89%
Abbott Laboratories
(a)
4,220 477,324
Dentsply Sirona, Inc.
(a)
16,633 315,694
Johnson & Johnson 4,431 640,811
Medtronic PLC
(a)
9,927 792,969
Zoetis, Inc., Class A
(a)
1,709 278,448
2,505,246
Industrials — 7.53%
Copa Holdings, S.A., Class A 6,518 572,802
FedEx Corp.
(a)
1,336 375,857
Greenbrier Companies, Inc. (The)
(a)
16,411 1,000,907
Norfolk Southern Corp.
(a)
1,891 443,817
2,393,383

VELA Income Opportunities Fund
Schedule of Investments (continued)
December 31, 2024 (Unaudited)

Common Stocks — 50.84% - continued Shares Fair Value
Real Estate — 0.91%
Simon Property Group, Inc. 1,683 $ 289,829
Technology — 4.22%
Fidelity National Information Services,
Inc.
(a)
6,701 541,240
Garmin Ltd.
(a)
1,214 250,400
Nintendo Co. Ltd. 5,427 316,066
Texas Instruments, Inc.
(a)
1,247 233,825
1,341,531
TOTAL  COMMON STOCKS
  (Cost $15,319,217) 16,154,098
Preferred Stocks — 5.53% Shares Fair Value
Financials — 5.03%
Arch Capital Group Ltd., Series G,
4.55% 17,351 310,583
Axis Capital Holdings Ltd., Series E,
5.50% 14,944 306,352
Bank OZK., Series A, 4.63% 8,700 138,852
Enstar Group Ltd., Series D, 7.00% 15,405 313,492
Huntington Bancshares Inc., Series J,
6.88% 9,318 236,817
Morgan Stanley., Series I, 6.38% 5,492 137,849
Stifel Financial Corp., Series B, 6.25% 6,300 153,720
1,597,665
Industrials — 0.50%
WESCO International, Inc., Series A,
10.63% 6,203 158,300
TOTAL  PREFERRED STOCKS
  (Cost $1,822,599) 1,755,965
Corporate Bonds — 39.52%
Principal
Amount Fair Value
Communications — 0.92%
Nexstar Media, Inc., 5.63%, 7/15/2027
(b)
$ 300,000 292,932
Consumer Discretionary — 12.49%
Acushnet Co., 7.38%, 10/15/2028
(b)
250,000 258,701
Allegiant Travel Co., 7.25%, 8/15/2027
(b)
150,000 150,951
Cedar Fair LP / Canada's Wonderland Co., 6.50%, 10/1/2028 200,000 201,263
Churchill Downs, Inc., 6.75%, 5/1/2031
(b)
200,000 202,412
Darden Restaurants, Inc., 6.30%, 10/10/2033 250,000 262,537
Garrett Motion Holdings, Inc., 7.75%, 5/31/2032
(b)
350,000 355,504
Genuine Parts Co., 6.88%, 11/1/2033 250,000 274,181
Graham Holdings Co., 5.75%, 6/1/2026
(b)
300,000 299,059
Nissan Motor Acceptance Co. LLC, 2.75%, 3/9/2028
(b)
250,000 227,404

VELA Income Opportunities Fund
Schedule of Investments (continued)
December 31, 2024 (Unaudited)

Corporate Bonds — 39.52%- continued
Principal
Amount Fair Value
Consumer Discretionary — 12.49% - continued
Papa John's International, Inc., 3.88%, 9/15/2029
(b)
$ 300,000 $ 269,189
Taylor Morrison Communities, Inc., 5.88%, 6/15/2027
(b)
250,000 252,101
Valvoline, Inc., 3.63%, 6/15/2031
(b)
250,000 214,386
Victoria's Secret & Co., 4.63%, 7/15/2029
(b)
250,000 228,171
Viking Cruises Ltd., 9.13%, 7/15/2031
(b)
300,000 322,907
Wendy's International LLC, 7.00%, 12/15/2025 150,000 152,137
Winnebago Industries, Inc., 6.25%, 7/15/2028
(b)
300,000 298,283
3,969,186
Consumer Staples — 1.35%
Performance Food Group, Inc., 5.50%, 10/15/2027
(b)
200,000 198,516
Simmons Foods, Inc., 4.63%, 3/1/2029
(b)
250,000 231,322
429,838
Energy — 2.44%
Antero Resources Corp., 7.63%, 2/1/2029
(b)
150,000 153,659
Saturn Oil & Gas, Inc., 9.63%, 6/15/2029
(b)
238,000 231,600
Tallgrass Energy Partners, LP, 5.50%, 1/15/2028
(b)
250,000 240,641
TechnipFMC PLC, 6.50%, 2/1/2026
(b)
150,000 150,459
776,359
Financials — 6.88%
Antares Holdings LP, 6.25%, 10/23/2029
(b)
300,000 297,871
Bank OZK, 2.75%, 10/1/2031 (TSFR3M + 209bps)
(c)
150,000 130,500
Citigroup, Inc., 7.13%, Perpetual 150,000 153,420
Cullen/Frost Capital Trust II, 6.31%, 3/1/2034 (TSFR3M +
81bps)
(c)
200,000 176,614
First Citizens BancShares, Inc., 3.38%, 3/15/2030 200,000 198,835
Iron Mountain, Inc., 7.00%, 2/15/2029
(b)
250,000 255,628
M&T Bank Corp., 7.14%, Perpetual (H15T5Y + 317bps)
(c)
200,000 199,484
MGIC Investment Corp., 5.25%, 8/15/2028 250,000 244,962
Oaktree Strategic Credit Fund, 8.40%, 11/14/2028 250,000 267,961
StoneX Group, Inc., 7.88%, 3/1/2031
(b)
250,000 261,716
2,186,991
Health Care — 1.29%
Bayer US Finance LLC, 6.38%, 11/21/2030
(b)
150,000 154,403
Sotera Health Holdings LLC, 7.38%, 6/1/2031
(b)
250,000 253,588
407,991
Industrials — 9.66%
Air Canada 2020-1 Class C Pass Through Trust, 10.50%, 10.50%,
7/15/2026
(b)
150,000 159,830
AMN Healthcare, Inc., 4.00%, 4/15/2029
(b)
200,000 180,386
Atkore, Inc., 4.25%, 6/1/2031
(b)
250,000 221,809

VELA Income Opportunities Fund
Schedule of Investments (continued)
December 31, 2024 (Unaudited)

Corporate Bonds — 39.52%- continued
Principal
Amount Fair Value
Industrials — 9.66% - continued
Brink's Co. (The), 6.50%, 6/15/2029
(b)
$ 250,000 $ 253,566
BWX Technologies, Inc., 4.13%, 6/30/2028
(b)
150,000 140,567
Cimpress PLC, 7.38%, 9/15/2032
(b)
250,000 248,385
Con-way, Inc., 6.70%, 5/1/2034 265,000 276,250
Hillenbrand, Inc., 6.25%, 2/15/2029 250,000 250,136
Installed Building Products, Inc., 5.75%, 2/1/2028
(b)
250,000 246,082
Korn Ferry, 4.63%, 12/15/2027
(b)
250,000 241,580
Sensata Technologies BV, 5.88%, 9/1/2030
(b)
250,000 244,903
Stanley Black & Decker, Inc., 4.00%, 3/15/2060 (H15T5Y +
266bps)
(c)
200,000 197,780
Wabash National Corp., 4.50%, 10/15/2028
(b)
250,000 228,610
Worthington Industries, Inc., 4.30%, 8/1/2032 210,000 179,775
3,069,659
Materials — 2.38%
Advanced Drainage Systems, Inc., 6.38%, 6/15/2030
(b)
250,000 251,156
Ball Corp., 6.88%, 3/15/2028 250,000 255,911
Cleveland-Cliffs, Inc., 6.88%, 11/1/2029
(b)
250,000 247,605
754,672
Real Estate — 0.82%
Newmark Group, Inc., 7.50%, 1/12/2029 250,000 261,452
Technology — 0.64%
Gen Digital, Inc., 6.75%, 9/30/2027
(b)
200,000 203,188
Utilities — 0.65%
American Electric Power Company, Inc., 7.05%, 12/15/2054
(H15T5Y + 275bps)
(c)
200,000 207,266
TOTAL CORPORATE BONDS
    (Cost $12,357,826) 12,559,534
U.S. Government & Agencies — 1.72%
Principal
Amount Fair Value
United States Treasury Bill, 4.85%, 2/27/2025 250,000 248,361
United States Treasury Note, 4.38%, 7/31/2026 150,000 150,264
United States Treasury Note, 3.75%, 8/15/2027 150,000 148,101
TOTAL U.S. GOVERNMENT & AGENCIES
    (Cost $548,706) 546,726

VELA Income Opportunities Fund
Schedule of Investments (continued)
December 31, 2024 (Unaudited)

Money Market Funds — 1.99% Shares Fair Value
Federated Hermes Treasury Obligations Fund, Institutional Shares,
4.34%
(d)
632,137 $ 632,137
TOTAL MONEY MARKET FUNDS
    (Cost $632,137) 632,137
Total Investments — 99.60%
    (Cost $30,680,485) $ 31,648,460
Other Assets in Excess of Liabilities  —  0.40% 127,562
Net Assets — 100.00% $ 31,776,022
(a) Securities, or a portion thereof, have been pledged as collateral on written option contracts. The total collateral pledged is $6,478,620.
(b) Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the
Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.  The total value of such securities is $8,669,072 as of December 31, 2024, representing 27.28% of net assets.
(c) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(d) Rate disclosed is the seven day effective yield as of December 31, 2024.

VELA Income Opportunities Fund
Schedule of Open Written Option Contracts
December 31, 2024 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
Written Call Options (0.32)%
Abbott Laboratories (11) $ (124,421) $ 115.00 January 2025 $ (1,166)
Abbott Laboratories (10) (113,110) 120.00 January 2025 (245)
Abbott Laboratories (11) (124,421) 125.00 June 2025 (3,976)
Alphabet, Inc., Class A (15) (283,950) 200.00 April 2025 (12,413)
Baker Hughes Co., Class A (116) (475,832) 41.00 January 2025 (11,890)
Citigroup, Inc. (18) (126,702) 85.00 June 2025 (1,755)
Comcast Corp., Class A (47) (176,391) 47.50 January 2025 (47)
Cullen/Frost Bankers, Inc. (13) (174,525) 155.00 April 2025 (3,315)
Dentsply Sirona, Inc. (42) (79,716) 25.00 April 2025 (1,260)
Federal Agricultural Mortgage
Corp., Class C (8) (157,560) 230.00 May 2025 (2,800)
FedEx Corp. (9) (253,197) 320.00 March 2025 (3,735)
Fidelity National Information
Services, Inc. (22) (177,694) 90.00 January 2025 (22)
Fidelity National Information
Services, Inc. (22) (177,694) 95.00 January 2025 (22)
Flowers Foods, Inc. (133) (274,778) 25.00 April 2025 (1,663)
Garmin Ltd. (8) (165,008) 220.00 July 2025 (9,520)
Genuine Parts Co. (18) (210,168) 165.00
February
2025 (1,062)
Greenbrier Companies, Inc. (The) (52) (317,148) 65.00 March 2025 (18,459)
Greenbrier Companies, Inc. (The) (54) (329,346) 72.50 June 2025 (13,500)
JPMorgan Chase & Co. (8) (191,768) 270.00 March 2025 (1,328)
Medtronic PLC (45) (359,460) 95.00
February
2025 (1,598)
Mondelez International, Inc.,
Class A (40) (238,920) 80.00 March 2025 (40)
Norfolk Southern Corp. (9) (211,230) 270.00 June 2025 (4,635)
PepsiCo, Inc. (14) (212,884) 180.00 March 2025 (245)
Starbucks Corp. (15) (136,875) 92.50 January 2025 (2,228)
Starbucks Corp. (15) (136,875) 97.50 January 2025 (420)
Suncor Energy, Inc. (86) (306,848) 45.00 January 2025 (86)
Texas Instruments, Inc. (10) (187,510) 230.00 January 2025 (35)
Trustmark Corp. (53) (187,461) 45.00
February
2025 (477)
Vail Resorts, Inc. (10) (187,450) 220.00 April 2025 (2,825)
Wendy's Co. (The), Class A (73) (118,990) 23.00
February
2025 (73)
Zoetis, Inc., Class A (8) (130,344) 210.00 January 2025 (8)
Zoetis, Inc., Class A (8) (130,344) 220.00 June 2025 (1,200)
Total Written Call Options (Premiums Received $169,274) $ (102,048)
Total Written Options (Premiums Received $169,274) $ (102,048)

VELA Short Duration Fund
Schedule of Investments
December 31, 2024 (Unaudited)
Preferred Stocks — 0.70% Shares Fair Value
Industrials — 0.70%
WESCO International, Inc. 7,849 $ 200,307
TOTAL  PREFERRED STOCKS
  (Cost $200,143) 200,307
Asset Backed Securities — 0.87%
Principal
Amount Fair Value
Ford Credit Auto Owner Trust 2024-C, 4.07%, 7/15/2029 $ 250,000 247,664
TOTAL ASSET BACKED SECURITIES
    (Cost $247,633) 247,664
Collateralized Mortgage Obligations — 1.94%
Principal
Amount Fair Value
Fannie Mae REMIC Pass-Through Certificates, 5.50%, 12/25/2050 250,000 249,687
Government National Mortgage Association REMIC Pass-Through Certificates,
Series 2024-076, 6.00%, 12/20/2049 300,298 302,536
552,223
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
    (Cost $552,162) 552,223
Corporate Bonds — 66.60%
Principal
Amount Fair Value
Communications — 2.10%
Expedia Group, Inc., 6.25%, 5/1/2025
(a)
100,000 100,073
Nexstar Media, Inc., 5.63%, 7/15/2027
(a)
200,000 195,288
XPO, Inc., 6.25%, 6/1/2028
(a)
300,000 302,398
597,759
Consumer Discretionary — 13.24%
Bath & Body Works, Inc., 6.69%, 1/15/2027 100,000 102,528
Carnival Corp., 7.88%, 6/1/2027 200,000 209,277
Ford Motor Credit Co. LLC, 7.32%, 3/6/2026 (O/N SOFR +
295bps)
(b)
250,000 254,898
General Motors Financial Co., Inc., 6.62%, 4/7/2025 (O/N SOFR
+ 130bps)
(b)
100,000 100,247
Graham Holdings Co., 5.75%, 6/1/2026
(a)
150,000 149,530
Group 1 Automotive, Inc., 4.00%, 8/15/2028
(a)
200,000 187,395
Harley-Davidson Financial Services, Inc., 5.95%, 6/11/2029
(a)
250,000 250,423
Hyatt Hotels Corp., 5.38%, 4/23/2025 150,000 150,108
Hyundai Capital America, 5.87%, 1/8/2027 (O/N SOFR +
150bps)
(a)(b)
250,000 253,008
Mattel, Inc., 5.88%, 12/15/2027
(a)
250,000 251,024
Mercedes-Benz Finance North America LLC, 5.30%, 3/30/2025
(O/N SOFR + 93bps)
(a)(b)
100,000 100,186
Nissan Motor Acceptance Co LLC, 6.95%, 9/15/2026
(a)
150,000 153,523

VELA Short Duration Fund
Schedule of Investments (continued)
December 31, 2024 (Unaudited)
Corporate Bonds — 66.60%- continued
Principal
Amount Fair Value
Consumer Discretionary — 13.24% - continued
Nissan Motor Acceptance Co. LLC, 2.75%, 3/9/2028
(a)
$ 250,000 $ 227,404
Nordstrom, Inc., 4.00%, 3/15/2027 300,000 286,630
Taylor Morrison Communities, Inc., 5.88%, 6/15/2027
(a)
150,000 151,261
Viking Ocean Cruises Ship VII Ltd., 5.63%, 2/15/2029
(a)
250,000 246,203
Volkswagen Group of America Finance LLC, 4.90%, 8/14/2026
(a)
250,000 249,170
William Carter Co. (The), 5.63%, 3/15/2027
(a)
200,000 198,482
Winnebago Industries, Inc., 6.25%, 7/15/2028
(a)
250,000 248,569
3,769,866
Consumer Staples — 3.48%
Albertsons Companies, Inc. / Safeway, Inc., 5.88%, 2/15/2028
(a)
300,000 299,010
Hexcel Corp., 4.95%, 8/15/2025 150,000 149,579
Performance Food Group, Inc., 5.50%, 10/15/2027
(a)
250,000 248,146
Smithfield Foods, Inc., 4.25%, 2/1/2027
(a)
300,000 293,561
990,296
Energy — 5.23%
Antero Resources Corp., 7.63%, 2/1/2029
(a)
250,000 256,099
Chesapeake Energy Corp., 5.50%, 2/1/2026
(a)
250,000 250,683
Civitas Resources, Inc., 5.00%, 10/15/2026
(a)
250,000 246,931
Energy Transfer LP, 5.63%, 5/1/2027
(a)
250,000 250,661
Sunoco LP / Sunoco Finance Corp., 7.00%, 9/15/2028
(a)
100,000 102,384
Sunoco LP / Sunoco Finance Corp., 6.00%, 4/15/2027 150,000 149,812
TechnipFMC PLC, 6.50%, 2/1/2026
(a)
230,000 230,704
1,487,274
Financials — 23.06%
Antares Holdings LP, 3.75%, 7/15/2027
(a)
300,000 283,826
Ares Capital Corp., 7.00%, 1/15/2027 200,000 207,301
Bank of America Corp., 5.72%, 9/15/2027 (O/N SOFR +
135bps)
(b)
150,000 151,969
BMW Vehicle Owner Trust 2024-A, 5.18%, 11/26/2027 250,000 253,066
Cantor Fitzgerald LP, 7.20%, 12/12/2028
(a)
300,000 313,683
Charles Schwab Corp. (The), 4.00%, Perpetual (H15T5Y +
317bps)
(b)
195,000 189,044
Charles Schwab Corp. (The), 5.38%, Perpetual 200,000 199,251
Citigroup Inc., 5.61%, 9/29/2026 (SOFRRATE + 155bps)
(b)
150,000 150,861
Discover Bank, 5.51%, 8/9/2028 (O/N USIS + 173bps)
(b)
250,000 254,794
Essent Group, Ltd., 6.25%, 7/1/2029 300,000 306,727
Federal Home Loan Banks, 5.00%, 9/26/2033 150,000 149,673
First Citizens BancShares, Inc., 3.38%, 3/15/2030 200,000 198,835
GM Financial Consumer Automobile Receivables 2024-1, 4.85%,
12/18/2028
(a)
250,000 251,391

VELA Short Duration Fund
Schedule of Investments (continued)
December 31, 2024 (Unaudited)
Corporate Bonds — 66.60%- continued
Principal
Amount Fair Value
Financials — 23.06% - continued
Goldman Sachs Group, Inc. (The), 5.18%, 3/9/2027 (O/N SOFR
+ 81bps)
(b)
$ 200,000 $ 200,187
Honda Auto Receivables 2023-4 Owner Trust, 5.67%, 2/21/2027 250,000 254,063
HSBC Holdings PLC, 6.03%, 9/12/2026 (3MO LIBOR +
138bps)
(b)
150,000 151,039
Huntington National Bank (The), 4.60%, 2/27/2025 100,000 99,907
Hyundai Auto Receivables Trust 2022-A, 2.35%, 4/17/2028 250,000 245,293
JPMorgan Chase & Co., 5.55%, 2/24/2028 (O/N SOFR +
118bps)
(b)
300,000 303,511
KeyBank NA, 4.70%, 1/26/2026 200,000 199,724
M&T Bank Corp., 7.14%, Perpetual (H15T5Y + 317bps)
(b)
177,000 176,543
Mercury General Corp., 4.40%, 3/15/2027 300,000 294,226
MGIC Investment Corp., 5.25%, 8/15/2028 300,000 293,954
Morgan Stanley, 6.14%, 10/16/2026 (SOFRRATE + 177bps)
(b)
150,000 151,566
Neuberger Berman Group LLC / Neuberger Berman Finance
Corp., 4.50%, 3/15/2027
(a)
250,000 245,394
Prudential Financial, Inc., 5.70%, 9/15/2048 (US0003M +
267bps)
(b)
185,000 184,279
Radian Group, Inc., 6.20%, 5/15/2029 250,000 256,765
Regions Financial Corp., 5.75%, Perpetual (H15T5Y + 543bps)
(b)
203,000 201,810
Santander Holdings USA, Inc., 5.81%, 9/9/2026 (SOFRRATE +
233bps)
(b)
200,000 201,115
Wells Fargo & Co., 3.90%, Perpetual (H15T5Y + 345bps)
(b)
200,000 194,366
6,564,163
Health Care — 2.13%
Bayer US Finance II LLC, 5.50%, 8/15/2025
(a)
100,000 100,043
Bayer US Finance LLC, 6.25%, 1/21/2029
(a)
300,000 306,116
HCA, Inc., 5.38%, 2/1/2025 200,000 200,048
606,207
Industrials — 7.96%
Air Canada, 3.88%, 8/15/2026
(a)
250,000 243,095
AMN Healthcare, Inc., 4.63%, 10/1/2027
(a)
200,000 191,016
Brink's Co. (The), 4.63%, 10/15/2027
(a)
200,000 194,209
Delta Air Lines, Inc., 7.00%, 5/1/2025
(a)
200,000 200,888
Installed Building Products, Inc., 5.75%, 2/1/2028
(a)
250,000 246,082
LKQ Corp., 5.75%, 6/15/2028 200,000 203,371
Stanley Black & Decker, Inc., 4.00%, 3/15/2060 (H15T5Y +
266bps)
(b)
250,000 247,225
United Airlines, Inc., 4.38%, 4/15/2026
(a)
250,000 246,007

VELA Short Duration Fund
Schedule of Investments (continued)
December 31, 2024 (Unaudited)
Corporate Bonds — 66.60%- continued
Principal
Amount Fair Value
Industrials — 7.96% - continued
United Rentals North America, Inc., 6.00%, 12/15/2029
(a)
$ 300,000 $ 303,074
Williams Scotsman, Inc., 4.63%, 8/15/2028
(a)
200,000 191,130
2,266,097
Materials — 2.10%
Advanced Drainage Systems, Inc., 5.00%, 9/30/2027
(a)
200,000 197,307
ATI, Inc., 5.88%, 12/1/2027 150,000 148,800
Berry Global, Inc., 5.63%, 7/15/2027
(a)
250,000 249,835
595,942
Real Estate — 3.41%
Boston Properties LP, 2.75%, 10/1/2026 100,000 96,316
Boston Properties LP, 6.75%, 12/1/2027 250,000 260,873
CubeSmart LP, 4.00%, 11/15/2025 150,000 148,999
Newmark Group, Inc., 7.50%, 1/12/2029 300,000 313,742
Realty Income Corp., 5.05%, 1/13/2026 150,000 149,983
969,913
Technology — 1.23%
Concentrix Corp., 6.60%, 8/2/2028 200,000 205,285
Fidelity National Information Services, Inc., 4.25%, 5/15/2028 150,000 145,796
351,081
Utilities — 2.66%
American Electric Power Company, Inc., 5.70%, 8/15/2025 150,000 150,694
American Electric Power Company, Inc., 7.05%, 12/15/2054
(H15T5Y + 275bps)
(b)
200,000 207,266
NextEra Energy Capital Holdings, Inc., 6.05%, 3/1/2025 100,000 100,186
Pacific Gas and Electric Co., 4.95%, 6/8/2025 150,000 149,995
Vistra Operations Co. LLC, 5.13%, 5/13/2025
(a)
150,000 149,953
758,094
TOTAL CORPORATE BONDS
    (Cost $18,925,892) 18,956,692
U.S. Government & Agencies — 25.22%
Principal
Amount Fair Value
Federal Farm Credit Banks, 5.10%, 9/16/2032 150,000 148,884
Federal Home Loan Banks, 5.05%, 10/24/2031 150,000 149,698
Federal Home Loan Mortgage Corp., 5.15%, 1/22/2029 200,000 199,935
Federal National Mortgage Association, 5.00%, 1/8/2027 200,000 200,020
United States Treasury Bill, 4.85%, 1/30/2025 250,000 249,179
United States Treasury Bill, 4.75%, 3/13/2025 100,000 99,188
United States Treasury Bill, 4.85%, 4/17/2025 250,000 246,977
United States Treasury Bill, 4.85%, 7/10/2025 250,000 244,636
United States Treasury Note, 4.25%, 5/31/2025 250,000 249,962
United States Treasury Note, 4.88%, 11/30/2025 200,000 201,101
United States Treasury Note, 4.25%, 12/31/2025 500,000 500,169
United States Treasury Note, 4.25%, 1/31/2026 250,000 250,044

VELA Short Duration Fund
Schedule of Investments (continued)
December 31, 2024 (Unaudited)
U.S. Government & Agencies — 25.22%- continued
Principal
Amount Fair Value
United States Treasury Note, 4.63%, 2/28/2026 $ 250,000 $ 251,006
United States Treasury Note, 4.50%, 3/31/2026 200,000 200,539
United States Treasury Note, 4.88%, 4/30/2026 600,000 604,734
United States Treasury Note, 4.13%, 6/15/2026 150,000 149,760
United States Treasury Note, 4.38%, 7/31/2026 350,000 350,615
United States Treasury Note, 3.75%, 8/31/2026 200,000 198,437
United States Treasury Note, 4.63%, 10/15/2026 150,000 150,932
United States Treasury Note, 4.38%, 12/15/2026 250,000 250,586
United States Treasury Note, 4.00%, 1/15/2027 250,000 248,789
United States Treasury Note, 4.13%, 2/15/2027 300,000 299,203
United States Treasury Note, 4.25%, 3/15/2027 300,000 299,941
United States Treasury Note, 2.75%, 4/30/2027 250,000 241,709
United States Treasury Note, 3.75%, 8/15/2027 300,000 296,203
United States Treasury Note, 3.88%, 10/15/2027 250,000 247,383
United States Treasury Note/Bond, 4.25%, 10/15/2025 200,000 200,065
United States Treasury Note/Bond, 4.88%, 5/31/2026 150,000 151,260
United States Treasury Note/Bond, 3.50%, 9/30/2026 150,000 148,125
United States Treasury Note/Bond, 4.63%, 11/15/2026 150,000 150,993
TOTAL U.S. GOVERNMENT & AGENCIES
    (Cost $7,195,940) 7,180,073
Money Market Funds — 4.60% Shares Fair Value
Federated Hermes Treasury Obligations Fund, Institutional Shares,
4.34%
(c)
1,308,783 1,308,783
TOTAL MONEY MARKET FUNDS
    (Cost $1,308,783) 1,308,783
Total Investments — 99.93%
    (Cost $28,430,553) 28,445,742
Other Assets in Excess of Liabilities  —  0.07% 20,036
Net Assets — 100.00% $ 28,465,778
(a) Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the
Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.  The total value of such securities is $9,355,165 as of December 31, 2024, representing 32.86% of net assets.
(b) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c) Rate disclosed is the seven day effective yield as of December 31, 2024.